Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands																																		3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 14, 2015	Aug. 05, 2015	Jul. 21, 2015	May 15, 2015	May 01, 2015	Apr. 16, 2015	Feb. 13, 2015	Jan. 30, 2015	Jan. 15, 2015	Nov. 14, 2014	Oct. 31, 2014	Oct. 15, 2014	Aug. 15, 2014	Aug. 01, 2014	Jul. 16, 2014	May 15, 2014	May 01, 2014	Apr. 16, 2014	Feb. 14, 2014	Jan. 31, 2014	Jan. 15, 2014	Nov. 15, 2013	Nov. 01, 2013	Oct. 17, 2013	Aug. 15, 2013	Aug. 01, 2013	Jul. 17, 2013	May 15, 2013	May 01, 2013	Apr. 16, 2013	Feb. 15, 2013	Feb. 01, 2013	Jan. 17, 2013	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Distribution Made to Limited Partner [Line Items]
Declaration Date			Jul. 21, 2015			Apr. 16, 2015			Jan. 15, 2015			Oct. 15, 2014			Jul. 16, 2014			Apr. 16, 2014			Jan. 15, 2014			Oct. 17, 2013			Jul. 17, 2013			Apr. 16, 2013			Jan. 17, 2013
Record Date		Aug. 05, 2015			May 01, 2015			Jan. 30, 2015			Oct. 31, 2014			Aug. 01, 2014			May 01, 2014			Jan. 31, 2014			Nov. 01, 2013			Aug. 01, 2013			May 01, 2013			Feb. 01, 2013
Payment Date	Aug. 14, 2015			May 15, 2015			Feb. 13, 2015			Nov. 14, 2014			Aug. 15, 2014			May 15, 2014			Feb. 14, 2014			Nov. 15, 2013			Aug. 15, 2013			May 15, 2013			Feb. 15, 2013
Limited Partner
Distribution Made to Limited Partner [Line Items]
Amount Declared Per Unit (in usd per share)			$ 0.475			$ 0.675			$ 0.6750			$ 0.6250			$ 0.5750			$ 0.5250			$ 0.51			$ 0.49			$ 0.4750			$ 0.4750			$ 0.4750
Payment to Limited Partner Units	$ 17,555			$ 24,947			$ 24,947			$ 23,092			$ 19,088			$ 17,388			$ 14,726			$ 14,144			$ 13,711			$ 12,961			$ 12,961
General Partner and IDRs
Distribution Made to Limited Partner [Line Items]
Payment to Holders of Incentive Distribution Rights	$ 0			$ 1,311			$ 1,311			$ 695			$ 168																					$ 0	$ 0	$ 0	$ 1,311